ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

June 25, 2019
Patrick J. Valenti
T +1 312 845 1371 patrick.valenti@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust I

File Nos. 333-48456; 811-10183

Ladies and Gentlemen:

On behalf of Brighthouse Funds Trust I (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on June 6, 2019 under Rule 497(e) (SEC Accession No. 0001193125-19-167145), to the Prospectus for Oppenheimer Global Equity Portfolio, dated April 29, 2019.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (312) 845-1371.

Sincerely,

/s/ Patrick J. Valenti
Patrick J. Valenti